                         Oppenheimer REAL ESTATE fund
                   Supplement dated February 5, 2003 to the
          Statement of Additional Information dated August 27, 2002

The supplement dated November 15, 2002 to the Statement of Additional
Information is withdrawn.

The Statement of Additional Information is changed as follows:

1.    On page 7, the first paragraph after the title "Futures," is replaced by the following:

         The Fund may buy and sell futures contracts that relate to (1)
         broadly-based stock indices (these are referred to as "stock index futures"), (2) an individual stock ("single stock futures"), (3)
         other broadly-based securities indices (these are referred to as
         "financial futures") and (4) foreign currencies (these are referred to as "forward contracts").

2. Add the following, after the last sentence in the first full paragraph on page 8:

         Similarly,  a single  stock  future  obligates  the seller to deliver
            (and the
         purchaser to take) cash or a specified  equity security to settle the
         futures   transaction.   Either   party  could  also  enter  into  an
         offsetting   contract  to  close  out  the  position.   Single  stock
         futures trade on a very limited  number of exchanges,  with contracts typically not fungible among the exchanges.

3. Replace the table beneath the heading "Independent Trustees" on page 22 with the following:

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Name, Address,1     Principal Occupation(s) During                   Aggregate
Age, Position(s)    Past 5 Years / Other Trusteeships                  Dollar
Held with Fund and  Held by Trustee / Number of           Dollar      Range of
Length of Time      Portfolios in Fund Complex           Range of      Shares
Served2             Overseen by Trustee                   Shares      Owned in
                                                         Owned in    any of the
                                                         the Fund   Oppenheimer
                                                           as of    Funds as of
                                                         12/31/02     12/31/02
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---------------------------------------------------------------------------------
Ronald J. Abdow,    President, Abdow Corporation            $0          Over
Trustee since       (operator of restaurants):
February 2002,      Trustee, Abdow G&R Trust and Abdow
Age: 71             Co. (owners and operators of
                    restaurant properties); Partner,
                    Abdow Partnership, Abdow Auburn
                    Associates and Abdow Hazard
                    Associates (owners and operators
                    of restaurant properties);
                    Chairman, Western Mass Development
                    Corp; Chairman, American
                    International College; Trustee
                    (since 1993) of MML Series
                    Investment Fund and Trustee (since
                    1994) of MassMutual Institutional                 $100,000
                    Funds (open-end investment
                    companies). Trustee/manager of
                    three investment companies in the
                    OppenheimerFunds complex.
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---------------------------------------------------------------------------------
Joseph M. Wikler,   Self-employed as an investment                               0
Trustee since       consultant; a director of Lakes
February 2002,      Environmental Association (since
Age: 61             1996), and Medintec (since 1992)
                    and Cathco (since 1995) (medical
                    device companies); and a member of
                    the investment committee of the
                    Associated Jewish Charities of      $10,001-50,0$10,001-50,00
                    Baltimore (since 1994); formerly a
                    director of Fortis/Hartford mutual
                    funds (1994 - December 2001).
                    Trustee/manager of three
                    investment companies in the
                    OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter I. Wold,      President of Wold Properties, Inc.     Over         Over
Trustee since       (an oil and gas exploration and
February 2002,      production company); Vice
Age: 55             President, Secretary and Treasurer
                    of Wold Trona Company, Inc. (soda
                    ash processing and production);
                    Vice President of Wold Talc
                    Company, Inc. (talc mining);
                    Managing Member, Hole-in-the-Wall
                    Ranch (cattle ranching); formerly
                    Director and Chairman of the
                    Board, Denver Branch of the
                    Federal Reserve Bank of Kansas
                    City (1993-1999) and Director of     $100,000     $100,000
                    PacifiCorp. (1995 - 1999), an
                    electric utility. Trustee/manager
                    of three investment companies in
                    the OppenheimerFunds complex.
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3 The address of each Trustee is 6803 S. Tucson Way, Centennial, CO
80112-3924.
2 Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.

4.  Replace the table beneath the heading "Interested Trustee" on page 23 with the following:

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Name, Address,4     Principal Occupation(s) During        Dollar     Aggregate
Age, Position(s)    Past 5 Years / Other Trusteeships                  Dollar
Held with Fund and  Held by Trustee / Number of                       Range of
Length of Time      Portfolios in Fund Complex           Range of      Shares
Served5             Overseen by Trustee                   Shares      Owned in
                                                         Owned in    any of the
                                                         the Fund   Oppenheimer
                                                           as of    Funds as of
                                                         12/31/02     12/31/02
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eustis Walcott,     Principal with Ardsley Associates    $1-10,000  $10,001-50,000
Trustee since       (since August 2000) (consulting
February 2002,      firm); formerly Senior Vice
Age: 65             President, MassMutual Financial
                    Group (May 1990 - July 2000).
                    Trustee (since 2000) of
                    Cornerstone Real Estate Advisors,
                    MML Investors Services (since
                    2000), OFI Trust Company (since
                    2001) and the American
                    International College (since
                    1995). Trustee and Vice President
                    (since 1996) of the MassMutual
                    Foundation.  Trustee/manager of
                    three investment companies in the
                    OppenheimerFunds complex.
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5.  Replace the table beneath the heading "Interested Trustee and Officer" on page 23 with the following:

---------------------------------------------------------------------------------
Name, Address,6  Principal Occupation(s) During Past 5    Dollar     Aggregate
                                                                       Dollar
                                                                      Range of
                                                         Range of      Shares
Age,                                                      Shares      Owned in
Position(s)                                              Owned in    any of the
Held with Fund   Years / Other Trusteeships Held by      the Fund   Oppenheimer
and Length of    Trustee / Number of Portfolios in         as of    Funds7 as
Time Served4     Fund Complex Overseen by Trustee        12/31/02   of 12/31/02
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy,  Chairman, Chief Executive Officer and      $0          Over
President,       director (since June 2001) and
Trustee and      President (since September 2000) of
Chairman of the  the Manager; President and a director
Board            or trustee of other Oppenheimer
Trustee since    funds; President and a director
February 2002    (since July 2001) of Oppenheimer
Age: 53          Acquisition Corp. (the Manager's
                 parent holding company) and of
                 Oppenheimer Partnership Holdings,
                 Inc. (a holding company subsidiary of
                 the Manager); a director (since
                 November 2001) of OppenheimerFunds
                 Distributor, Inc. (a subsidiary of
                 the Manager); Chairman and a director
                 (since July 2001) of Shareholder
                 Services, Inc. and of Shareholder
                 Financial Services, Inc. (transfer
                 agent subsidiaries of the Manager);
                 President and a director (since July
                 2001) of OppenheimerFunds Legacy
                 Program (a charitable trust program
                 established by the Manager); a
                 director of the investment advisory
                 subsidiaries of the Manager: OFI
                 Institutional Asset Management, Inc.
                 and Centennial Asset Management
                 Corporation (since November 2001),
                 HarbourView Asset Management
                 Corporation and OFI Private
                 Investments, Inc. (since July 2001);
                 President (since November 1, 2001)
                 and a director (since July 2001) of
                 Oppenheimer Real Asset Management,
                 Inc.; a director (since November
                 2001) of Trinity Investment
                 Management Corp. and Tremont
                 Advisers, Inc. (Investment advisory
                 affiliates of the Manager); Executive
                 Vice President (since February 1997)
                 of Massachusetts Mutual Life
                 Insurance Company (the Manager's
                 parent company); a director (since
                 June 1995) of DBL Acquisition
                 Corporation; formerly, Chief
                 Operating Officer (September
                 2000-June 2001) of the Manager;
                 President and trustee (November                      $100,000
                 1999-November 2001) of MML Series
                 Investment Fund and MassMutual
                 Institutional Funds (open-end
                 investment companies); a director
                 (September 1999-August 2000) of C.M.
                 Life Insurance Company; President,
                 Chief Executive Officer and director
                 (September 1999-August 2000) of MML
                 Bay State Life Insurance Company; a
                 director (June 1989-June 1998) of
                 Emerald Isle Bancorp and Hibernia
                 Savings Bank (a wholly-owned
                 subsidiary of Emerald Isle Bancorp).
                 Oversees 69 portfolios in the
                 OppenheimerFunds complex.
---------------------------------------------------------------------------------
--------
1 The address of each Trustee is 6803 S. Tucson Way, Centennial, CO
80112-3924.
2 Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.
3 The address of Mr. Walcott is 6803 S. Tucson Way, Centennial, CO 80112-3924.
4 Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.
5 The address of Mr. Murphy is 498 Seventh Avenue, New York, NY 10018.
6 Includes shares owned by Mr. Murphy in other Oppenheimer Funds for which he serves as director or trustee.

6.  The address for the Sub-Advisor on the back cover of the Statement of
   Additional    Information is changed as follows:

Sub-Advisor
      Cornerstone Real Estate Advisers, Inc.
      Stamford Harbor Park
      333 Ludlow Street, 3rd Floor
      Stamford, CT  06902

February 5, 2003                                            PX0590.003